REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties:
Subtotal - related party	$ 286	$ 788	$ 4,450
Non-related parties
Electricity sales income	53,614	53,658	35,479
Provision of pipeline plus EPC services
Sales of permits			434
Provision of construction services	285	4,954	827
BT		4,232	4,012
Provision of Pipeline plus EPC services	285	9,186	5,273
Other sales
O&M services	2,548	2,290	1,835
Sales of solar modules		3	118
Other sales	2,548	2,293	1,953
Subtotal - non-related party	56,447	65,137	42,705
Total revenue	56,733	65,925	47,155
Related parties
Related parties:
Sales of permits		525	4,119
O&M services	286	263	331
Other sales	286	263	331
Subtotal - related party	$ 286	$ 788	$ 4,450